Condensed Consolidated Statements of Income (Parentheticals) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue from related parties	$ 7,723	$ 6,406	$ 14,133	$ 12,532